Discontinued Operations	12 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

Based on a strategic plan, the Group sold Guangzhou Sanyi Network and Guangzhou 3E Network pursuant to an Equity Transfer Agreement made upon HONGKONG TECHFAITH LIMITED. The disposal was completed in the fiscal year ended June 30, 2025, as reported in the annual report.

In accordance with the provisions of ASC 205-20, we determined that the results from operations, assets and liabilities associated with Guangzhou Sanyi Network and Guangzhou 3E Network were to be excluded from our continuing operations and presented as discontinued operations in our consolidated financial statements. Accordingly, the operating results of Guangzhou Sanyi Network and Guangzhou 3E Network are classified separately under “discontinued operations” on our consolidated statements of operations and comprehensive income/(loss). The assets and liabilities related to the discontinued operations were retroactively classified as assets and liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were reported as loss from discontinued operations in the consolidated statements of operations.

The financial results of the discontinued operations for the years ended June 30, 2025 and 2024 have been presented as discontinued operations in the consolidated financial statements. For the year ended June 30, 2026, no subsequent adjustments related to the discontinued operations were identified, and the disposed discontinued operations had no impact on the Group's results of operations for the current year.

	Years Ended June 30,
	2025	2024
	US$	US$
Net revenues	1,825,288	3,702,619
Cost of revenues	(1,121,174)	(2,216,444)
Taxes and other surcharges	(5,598)	(9,934)
Gross profit	698,516	1,476,241
Operating expenses	(551,578)	(471,218)
Other income/(expenses). net	1,501	10,178
Income before income tax	148,439	1,015,201
Income tax benefit/(expense)	19,381	(169,458)
Income from discontinued operations, net of income tax	167,820	845,743